5. TRADE RECEIVABLES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables
Allowance for doubtful debts, beginning	R$ (172,782)	R$ (151,733)
Estimated losses	(36,697)	(25,474)
Recovery of receivables	17,500	4,425
Allowance for doubtful debts, ending	R$ (191,979)	R$ (172,782)